UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        --------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                         ------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2006
                         ----------------

Date of reporting period:  APRIL 30, 2006
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                          (FUNDX UPGRADER FUNDS LOGO)

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2006

FUNDX UPGRADER FUNDS

April 30, 2006

Dear Shareholders,

The FUNDX UPGRADER FUNDS have been categorized as "multi cap core" funds by some reporting services. Multi cap funds, also called "go anywhere" or "all-cap" funds, are funds that can invest in all market capitalizations and styles. Essentially, they are funds that invest outside the Morningstar-hyped "Style Boxes" and they seem to be gaining favor. Articles touting the success of these funds have appeared in Forbes and the Wall Street Journal recently, reporting that style boxes place artificial constraints on portfolio managers.

An all-cap approach is nothing new for us. The FUNDX UPGRADER FUNDS have always invested in whatever type of underlying funds are doing best in the current market - as measured by our proprietary scoring system. That means we may invest in domestic or international funds, value or growth funds, or a mix of large, mid, small, or micro capitalization funds.

Most mutual funds focus on a specific style or capitalization, but this means these funds can only do well in certain market environments. A growth fund, for example, is only going to outperform when the market favors growth stocks, but when the market shifts to value - as it inevitably should - the growth fund suffers.

The FUNDX UPGRADER FUNDS never limit investments to a narrow, Morningstar "Style Box" category because it simply makes sense to be open to all possibilities in the market. And we believe the performance of each of the FUNDX UPGRADER FUNDS in the six months since our Annual Report shows that our "go anywhere" approach indeed makes sense.

MARKET PERSPECTIVE

Large-cap funds out-performed small-cap funds since the end of the first quarter, but from January through April 30, 2006, small caps are still far ahead. Pundits are predicting that the long-expected reversal of the long-running small-cap trend may finally be at hand. Yet, they've been wrong before. We choose to stay with the leaders until performance proves otherwise. In Upgrading, it's unnecessary to call trends in advance.

Across all size caps, U.S. value funds outperformed U.S. growth funds by wide margins so far in the second quarter, but earlier in the year growth funds, particularly small- and mid-cap, had been gaining on their value counterparts.

While domestic funds of different styles and sizes vie for market favor, neither can unseat international funds. While 2006 thus far has shown modest returns in U.S. equity markets, markedly stronger performance has been found overseas.

Bolstered by the dollar's continued weakness, international funds from Europe to Asia have soared. The highest returns tend to come from the most concentrated funds - particularly those focused in Latin America and emerging markets - but even relatively tame and diversified developed countries funds are also up over 15% already this year as of April 30, 2006.

Since internationals continue to dominate the top ranks in all classes, they represent large parts of our portfolios. Each of the FUNDX UPGRADER FUNDS of funds has international exposure ranging from concentrated, single country funds owned by the AGGRESSIVE UPGRADER FUND (HOTFX) to more conservative foreign bond funds held in the FLEXIBLE INCOME FUND portfolio (INCMX).

Unlike other funds, FUNDX UPGRADER FUNDS are not limited to static minority international allocations. The FUNDX UPGRADER FUNDS invest overseas only when foreign funds are outperforming other funds. During periods of international fund strength, we believe our participation can potentially add meaningfully to performance. Remember, more than half of the world's total stock market capitalization is now outside of the U.S.

SHAREHOLDER BENEFITS

Total assets for the FUNDX UPGRADER FUNDS reached $900 million, with accounts ranging from several thousand to several million dollars. We are grateful for your continued support and are privileged to implement our investment strategy on your behalf.

Upgrader Fund Investor Models -
More shareholders are using the Upgrader Fund Investor Models. We created the Investor Models so our shareholders could better customize the risk of their portfolio. While there are five FUNDX UPGRADER FUNDS, there are nine Investor Models that tactically combine two or more of the FUNDX UPGRADER FUNDS.

The Investor Models have the same minimum investment as a single fund - $2,500 for regular accounts and $1,000 for IRAs. The models are automatically rebalanced each quarter so you don't take on more risk than you initially intended.

Investor Questionnaire -
We've made it easier to determine if a model is right for you. Our Investor Questionnaire has five simple questions to help you determine what level of risk of your portfolio. You decide how long you plan on being invested in the Funds and the Questionnaire guides you to a possible portfolio solution.

The Questionnaire was sent to shareholders in April 2006 and is also available at www.upgraderfunds.com.
   ---------------------

Expanded Shareholder Communications -
We expanded THE UPGRADER, our quarterly publication on the FUNDX UPGRADER FUNDS. The new 12-page format gives us more room to answer your questions, show you how the funds have performed and keep you up-to-date on the upgrades we've made in the Fund portfolios.

Active Management without the Work - or the Cost -
We've instituted breakpoints on our management fee so that when fund assets reach a certain size, the management fee decreases. For the FUNDX UPGRADER FUND (FUNDX), our oldest and largest Fund, the management expense dropped from 1% to 0.9% on all assets over $500 million. Our same diligent management of the Fund continues, but it costs less for shareholders.

Total Fund expenses decreased for the FUNDX UPGRADER FUND (FUNDX) and the FUNDX AGGRESSIVE UPGRADER FUND (HOTFX), the largest funds in the Upgrader Fund family. FUNDX UPGRADER FUND (FUNDX) started in November 2001 with an expense ratio of 1.5% but by April 30, 2006, FUNDX expenses dropped to 1.22%. The FUNDX AGGRESSIVE UPGRADER FUND (HOTFX) expenses decreased from 1.5% to 1.33% as of April 30, 2006.

Online Account Access -
We continue to add benefits to our website, www.upgraderfunds.com.  Direct
                                            ---------------------
shareholders can log in to track their accounts and new investors can now open and fund an account online. Go to www.upgraderfunds.com and click Account
                                   ---------------------
Access to get started.

FUNDX UPGRADER FUND (FUNDX)

Assets in the Fund grew from $339 million at the end of our fiscal year, October 31, 2005 to over $533 million on April 30, 2006. Almost $110 million of that increase is attributable to net inflows from shareholders. The remaining $84 million represents market appreciation - added value to our shareholders.

Of the 42 funds in this portfolio, 9 have been held longer than one year. Our strongest gains continue to come from funds focused in emerging markets (particularly Latin America), precious metals and natural resources, and overseas small cap stocks.

The biggest gains came from iShares MSCI Brazil Index Fund (EWZ) (up 42%), Fidelity Latin America Fund (FLATX) (up 41%) and Oppenheimer International Small Company Fund - Class A (OSMAX) (up 38%). BlackRock Global Resources Fund - Investor Class A (SSGRX) (formerly known as State Street Research Global Resources Fund - Class A), mentioned in our last annual report letter, continued to soar, gaining another 30% in this six-month period. Since we purchased the fund in March 2004, it has risen 159% in value.

Among our more diversified (Class 3) holdings, our greatest gains came from overseas funds. Leaders included AllianceBernstein International Value Fund - Class A (ABIAX), BlackRock International Opportunities Portfolio - Service Class (BRESX) and Neuberger Berman International Fund - Investor Class (NBISX), each up almost 30% for the period. As of April 30, over 70% of the portfolio was invested overseas, about 15% in emerging market countries.

A handful of domestic large cap growth funds rose in the ranks early in this six-month period, and were duly added to our portfolios. These were AllianceBernstein Large Cap Growth Fund - Class A (APGAX), Thornburg Core Growth Fund - Institutional Class (THIGX), and Transamerica Premier Equity Fund - Investor Class (TEQUX). Two of these three funds proved to a be a flash-in-the pan, failing to add significant relative value to the portfolio, and are being eliminated. Only Thornburg Core Growth Fund - Institutional Class has shown consistency, and comprises about 2.5% of the portfolio.

It is interesting to note that, of the domestic funds held, most are focused on mid-cap value stocks. But because the portfolio is currently dominated by funds invested in foreign companies, whose portfolios are mostly in large capitalization companies and to a large extent are growth-oriented, the overall complexion of the fund right now is large-cap growth.

FUNDX AGGRESSIVE UPGRADER FUND (HOTFX)

Assets in the fund grew from $70.6 million at the end of our fiscal year, October 31, 2005 to over $176.6 million on April 30, 2006. Over $80 million of that increase is attributable to net inflows from shareholders. The remaining $26 million represents market appreciation - added value to our shareholders.

Of the 38 funds in this portfolio, 9 have been held longer than one year. Our strongest gains continue to come from funds focused in emerging markets (particularly Latin America, but also India and Eastern Europe) and overseas small cap stocks.

The biggest gains came from Eaton Vance Greater India Fund - Class A (ETGIX), iShares MSCI Brazil Index Fund (EWZ) and US Global Investors Accolade Funds - Eastern European Fund (EUROX), each up over 40%. Oppenheimer International Small Company Fund - Class A (OSMAX), up 34%, and Columbia Acorn International Fund - Class Z (ACINX), up 38%, both specialize in small and mid cap companies from developed markets in Europe and Asia. BlackRock Global Resources Fund - Investor Class A (SSGRX) (formerly known as State Street Research Global Resources Fund - Class A), mentioned in our last annual report letter, continued to soar, gaining another 30% in this six-month period. Since we purchased the fund in March 2004 it has risen 159% in value.

Among our more diversified (Class 3) holdings, our greatest gains came from overseas funds. Leaders included AllianceBernstein International Value Fund - Class A (ABIAX), BlackRock International Opportunities Portfolio - Service Class (BRESX) and Neuberger Berman International Fund - Investor Class (NBISX), each up almost 30% for the period. As of April 30, over 75% of the portfolio was invested overseas, about 25% in emerging market countries.

FUNDX CONSERVATIVE UPGRADER FUND (RELAX)

Assets in the fund grew from $43.9 million at the end of our fiscal year, October 31, 2005 to over $62.6 million on April 30, 2006. Approximately $11.8 million of that increase is attributable to net inflows from shareholders. The remaining $7 million represents market appreciation - added value to our shareholders.

Of the 28 funds in this portfolio, 7 have been held longer than one year.

Our strongest gains continue to come from overseas funds. Leaders included AllianceBernstein International Growth Fund - Class A (AWPAX), BlackRock International Opportunities Portfolio - Service Class (BRESX), Julius Baer International Equity Fund - Class A (BJBIX) and Neuberger Berman International Fund - Investor Class (NBISX), each up almost 30% for the period. As of April 30, over 40% of the portfolio was invested overseas, about 6% in emerging market countries.

Almost 15% of the Fund is in real estate funds, with yields ranging from 2% to 3.7%.

FUNDX FLEXIBLE INCOME FUND (INCMX)

Assets in the fund grew from $38.7 million at the end of our fiscal year, October 31, 2005 to over $51.4 million on April 30, 2006. Approximately $10.4 million of that increase is attributable to net inflows from shareholders. The remaining $2.3 million represents market appreciation - added value to our shareholders.

Of the 22 funds in this portfolio, 17 have been held longer than one year. Although there has been a consistency in the names in the portfolio, the weighting among these funds has fluctuated over time.

The strongest performer during this six month period was Matthews Asian Growth & Income Fund (MACSX), a hybrid fund that mixes Asian (ex-Japan) stocks with convertible and corporate bonds. It is a member of our Class 4, with a history of solid low volatility returns. It contributed a gain of over 20% in this period.

Another big gainer was the John Hancock High-Yield Fund - Class A (JHHBX), which rose over 11%. High-yield bond funds now comprise almost 28% of the portfolio, close to our upper limit in that category. The "strategic" funds, which can invest across a variety of areas in the credit markets, do add to the overall weighting in lower-quality debt.

Overseas bond funds, including emerging markets, comprise less than 9% of the portfolio, half what it was a year ago and down 22% from six months ago.

That weighting has been redirected to floating rate funds, which have increased to 12.8% of the mix. These funds, invested in bank loans, have extremely short durations, making them among the safest of the underlying funds we choose from. These include Eaton Vance Floating-Rate Fund - Institutional Class (EIBLX) and Fidelity Floating Rate High Income Fund (FFRHX).

Sincerely,

/s/Janet Brown
Janet Brown
President, DAL Investment Company

MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. BECAUSE EACH OF THE FUNDS IS A "FUND OF FUNDS," AN INVESTOR WILL INDIRECTLY BEAR THE PRINCIPAL RISKS OF THE UNDERLYING FUNDS, INCLUDING BUT NOT LIMITED TO, RISKS ASSOCIATED WITH SMALLER COMPANIES, FOREIGN SECURITIES, EMERGING MARKETS, NON-DIVERSIFICATION, HIGH YIELD BONDS, FIXED INCOME INVESTMENTS, AND SHORT SALES.

THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH WILL INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

The information provided in this letter represents the opinion of Janet Brown and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

While these Funds are no load, there are management fees that do apply. To the extent that a fund invests in other mutual funds, the fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the fund. Please see the prospectus for further details.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the "Schedule of Investments" on page 10 of this report for further sector and holding information.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS

Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps), or particular countries or geographic regions like "emerging markets"- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK

Class 2 funds typically experience higher volatility than the overall U.S.equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and are diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS

Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The FUNDX UPGRADER FUNDS are distributed by Quasar Distributors, LLC.  (06/06)

FUNDX UPGRADER FUNDS

ALLOCATION OF PORTFOLIO AT APRIL 30, 2006 (UNAUDITED)

FUNDX UPGRADER FUND
Class 1 & 2           31.2%
Class 3               68.4%
Cash*<F1>              0.5%

FUNDX AGGRESSIVE UPGRADER FUND
Class 1 & 2           60.6%
Class 3               38.7%
Cash*<F1>              0.7%

FUNDX CONSERVATIVE UPGRADER FUND
Class 3               52.0%
Class 4               47.5%
Cash*<F1>              0.5%

FUNDX FLEXIBLE INCOME FUND
Class 4               27.3%
Class 5               72.2%
Cash*<F1>              0.5%

*<F1>     Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

  As a shareholder of the FundX Upgrader Funds (the "Funds"), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/05 - 4/30/06).

ACTUAL EXPENSES

  The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than one month. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUNDX UPGRADER FUND


                                                       BEGINNING                  ENDING               EXPENSES PAID
                                                        ACCOUNT                  ACCOUNT             DURING THE PERIOD
                                                     VALUE 11/1/05            VALUE 4/30/06        11/1/05 - 4/30/06*<F2>
                                                     -------------            -------------        ----------------------
Actual                                                   $1,000                   $1,218                   $6.71
Hypothetical (5% annual return before expenses)          $1,000                   $1,019                   $6.11


*<F2> Expenses are equal to the Fund's annualized expense ratio for the most recent six month period of 1.22% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FUNDX AGGRESSIVE UPGRADER FUND


                                                       BEGINNING                  ENDING               EXPENSES PAID
                                                        ACCOUNT                  ACCOUNT             DURING THE PERIOD
                                                     VALUE 11/1/05            VALUE 4/30/06        11/1/05 - 4/30/06*<F3>
                                                     -------------            -------------        ---------------------
Actual                                                   $1,000                   $1,244                   $7.40
Hypothetical (5% annual return before expenses)          $1,000                   $1,018                   $6.66


*<F3> Expenses are equal to the Fund's annualized expense ratio for the most recent six month period of 1.33% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FUNDX CONSERVATIVE UPGRADER FUND


                                                       BEGINNING                  ENDING               EXPENSES PAID
                                                        ACCOUNT                  ACCOUNT             DURING THE PERIOD
                                                     VALUE 11/1/05            VALUE 4/30/06        11/1/05 - 4/30/06*<F4>
                                                     -------------            -------------        ----------------------
Actual                                                   $1,000                   $1,144                   $7.98
Hypothetical (5% annual return before expenses)          $1,000                   $1,017                   $7.50


*<F4> Expenses are equal to the Fund's annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FUNDX FLEXIBLE INCOME FUND


                                                       BEGINNING                  ENDING               EXPENSES PAID
                                                        ACCOUNT                  ACCOUNT             DURING THE PERIOD
                                                     VALUE 11/1/05            VALUE 4/30/06        11/1/05 - 4/30/06*<F5>
                                                     -------------            -------------        ----------------------
Actual                                                   $1,000                   $1,055                   $5.05
Hypothetical (5% annual return before expenses)          $1,000                   $1,020                   $4.96



*<F5> Expenses are equal to the Fund's annualized expense ratio for the most recent six month period of 0.99% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2006 (UNAUDITED)

   SHARES                                                            VALUE
   ------                                                            -----
            INVESTMENT COMPANIES: 99.5%
            CLASS 1 & 2 FUNDS: 31.1%^<F7>
   249,742  BlackRock Global Resources Fund - Investor Class A   $ 19,817,035
   265,233  Columbia Acorn International Fund - Class Z            10,938,210
   273,148  Eaton Vance Greater India Fund - Class A                6,744,025
   737,956  Excelsior Emerging Markets Fund - Service Class         9,881,238
    32,172  Fidelity International Small Cap Fund                   1,046,565
   126,729  Fidelity Latin America Fund                             5,130,006
   101,800  iShares Goldman Sachs Networking Index Fund*<F6>        3,561,982
   157,700  iShares MSCI Austria Index Fund                         5,180,445
   183,952  iShares MSCI Brazil Index Fund                          8,139,876
   142,006  iShares MSCI Emerging Markets Index Fund               14,974,533
   302,150  iShares MSCI Germany Index Fund                         7,290,879
 1,041,750  iShares MSCI Japan Index Fund                          15,417,900
   155,000  iShares MSCI Mexico Index Fund                          6,277,500
   160,400  iShares MSCI South Korea Index Fund                     7,955,840
   105,300  iShares S&P Latin America 40 Index Fund                15,975,063
   235,725  Oppenheimer Developing Markets Fund - Class A          10,008,878
   436,589  Oppenheimer International Small
              Company Fund - Class A                               11,281,453
    60,611  ProFunds Precious Metals UltraSector
              ProFund - Investor Class*<F6>                         3,303,318
    92,449  US Global Investors World Precious Minerals Fund        2,904,760
                                                                 ------------
                TOTAL CLASS 1 & 2 FUNDS
                  (Cost $126,372,413)                             165,829,506
                                                                 ------------
            CLASS 3 FUNDS: 68.4%^<F7>
   845,426  AllianceBernstein International
              Growth Fund - Class A                                15,462,836
 1,377,764  AllianceBernstein International
              Value Fund - Class A                                 29,305,040
   142,582  AllianceBernstein Large Cap
              Growth Fund - Class A*<F6>                            2,965,697
   658,312  Allianz CCM Mid-Cap Value Fund - Class D*<F6>          19,229,307
   308,544  BlackRock International Opportunities
              Portfolio - Service Class                            13,137,789
   920,904  Columbia Acorn Select Fund - Class Z                   22,773,946
   225,584  Excelsior International Fund                            3,893,577
    56,057  Fidelity Value Fund                                     4,579,268
   734,599  iShares MSCI EAFE Index Fund                           49,974,770
   221,550  iShares MSCI EMU Index Fund                            20,172,127
   100,300  iShares S&P Midcap 400 Value Index Fund                 7,864,523
   741,645  Julius Baer International Equity Fund - Class A        31,393,828
 1,249,832  Laudus International
              MarketMasters Fund - Investor Class                  25,909,025
    17,325  Midcap SPDR Trust                                       2,541,751
 1,014,404  Neuberger Berman International Fund - Investor Class   26,110,755
   192,676  Neuberger Berman Partners Fund - Investor Class         5,803,404
 1,222,095  Pennsylvania Mutual Fund - Investor Class              14,848,458
   476,615  Rydex Series Trust Sector
              Rotation Fund - Class H*<F6>                          6,863,259
   327,820  SSgA International Stock Selection Fund                 4,182,980
   793,157  Thornburg Core Growth Fund - Institutional Class       13,237,788
 1,150,699  Thornburg International Value Fund - Class A           30,976,813
   171,384  Transamerica Premier Equity Fund - Investor Class       4,029,237
   223,467  Vanguard International Value Fund - Investor Class      9,052,648
                                                                 ------------
                TOTAL CLASS 3 FUNDS
                  (Cost $318,872,282)                             364,308,826
                                                                 ------------
                TOTAL INVESTMENT COMPANIES
                  (Cost $445,244,695)                             530,138,332
                                                                 ------------
            SHORT-TERM INVESTMENT: 0.7%
 3,708,614  Fidelity Institutional Money Market Portfolio           3,708,614
                                                                 ------------
                TOTAL SHORT-TERM INVESTMENT
                  (Cost $3,708,614)                                 3,708,614
                                                                 ------------
            TOTAL INVESTMENTS: 100.2%
              (Cost $448,953,309)                                 533,846,946
            Liabilities in Excess of Other Assets: (0.2)%          (1,147,759)
                                                                 ------------
            NET ASSETS: 100.0%                                   $532,699,187
                                                                 ------------
                                                                 ------------

*<F6>     Non-income producing.
^<F7>     For a description of Fund Classes, please refer to page 6.

See accompanying Notes to Financial Statements.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2006 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
            INVESTMENT COMPANIES: 99.3%
            CLASS 1 & 2 FUNDS: 60.6%^<F9>
    54,596  BlackRock Global Resources Fund - Investor Class A   $  4,332,181
   128,501  Columbia Acorn International Fund - Class Z             5,299,388
   250,486  Eaton Vance Greater India Fund - Class A                6,184,509
   311,776  Excelsior Emerging Markets Fund - Service Class         4,174,682
    34,664  Fidelity Select Brokerage & Investment Portfolio        2,600,494
    51,800  iShares Goldman Sachs Networking Index Fund*<F8>        1,812,482
   137,800  iShares MSCI Austria Index Fund                         4,526,730
   133,200  iShares MSCI Brazil Index Fund                          5,894,100
    63,394  iShares MSCI Emerging Markets Index Fund                6,684,897
   253,650  ishares MSCI Germany Index Fund                         6,120,574
   752,950  iShares MSCI Japan Index Fund                          11,143,660
   135,800  iShares MSCI Mexico Index Fund                          5,499,900
   158,651  iShares MSCI South Korea Index Fund                     7,869,090
    56,350  iShares S&P Latin America 40 Index Fund                 8,548,858
   196,249  Oppenheimer Developing Markets Fund - Class A           8,332,709
    65,023  Oppenheimer Global Opportunities Fund - Class A         2,782,354
   231,171  Oppenheimer International Small
              Company Fund - Class A                                5,973,445
    72,472  ProFunds Precious Metals UltraSector
              ProFund - Investor Class*<F8>                         3,949,698
    34,919  ProFunds UltraSmall Cap ProFund - Investor Class        1,118,442
    60,288  US Global Investors Accolade
              Funds - Eastern European Fund                         3,025,239
    37,773  US Global Investors World Precious Minerals Fund        1,186,821
                                                                 ------------
                TOTAL CLASS 1 & 2 FUNDS
                  (Cost $87,903,480)                              107,060,253
                                                                 ------------
            CLASS 3 FUNDS: 38.7%^<F9>
   236,690  AllianceBernstein International
              Growth Fund - Class A                                 4,329,068
   205,782  AllianceBernstein International Value Fund - Class A    4,376,973
    80,528  Allianz CCM Mid-Cap Fund - Class D*<F8>                 2,352,210
   119,776  BlackRock International Opportunities
              Portfolio - Service Class                             5,100,063
   166,213  Columbia Acorn Select Fund - Class Z                    4,110,456
    99,722  Excelsior International Fund                            1,721,205
   120,400  iShares MSCI EAFE Index Fund                            8,190,812
    74,800  iShares MSCI EMU Index Fund                             6,810,540
   123,183  Julius Baer International Equity Fund - Class A         5,214,341
   201,328  Laudus International MarketMasters
              Fund - Investor Class                                 4,173,534
   169,960  Neuberger Berman International
              Fund - Investor Class                                 4,374,780
    24,280  Neuberger Berman Partners Fund - Investor Class           731,323
   263,957  Pennsylvania Mutual Fund - Investor Class               3,207,074
   188,168  Rydex Series Trust Sector
              Rotation Fund - Class H*<F8>                          2,709,625
   115,958  SSgA International Stock Selection Fund                 1,479,624
   258,920  Thornburg Core Growth Fund - Institutional Class        4,321,369
   187,383  Thornburg International Value Fund - Class A            5,044,346
                                                                 ------------
                TOTAL CLASS 3 FUNDS
                  (Cost $60,254,767)                               68,247,343
                                                                 ------------
                TOTAL INVESTMENT COMPANIES
                  (Cost $148,158,247)                             175,307,596
                                                                 ------------
            SHORT-TERM INVESTMENT: 0.1%
   236,555  Fidelity Institutional Money Market Portfolio             236,555
                                                                 ------------
                TOTAL SHORT-TERM INVESTMENT
                  (Cost $236,555)                                     236,555
                                                                 ------------
            TOTAL INVESTMENTS: 99.4%
              (Cost $148,394,802)                                 175,544,151
            Other Assets in Excess of Liabilities: 0.6%             1,071,855
                                                                 ------------
            NET ASSETS: 100.0%                                   $176,616,006
                                                                 ------------
                                                                 ------------

*<F8>     Non-income producing.
^<F9>     For a description of Fund Classes, please refer to page 6.

See accompanying Notes to Financial Statements.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2006 (UNAUDITED)

   SHARES                                                            VALUE
   ------                                                            -----
            INVESTMENT COMPANIES: 99.5%
            CLASS 3 FUNDS: 52.0%^<F11>
   180,470  AllianceBernstein International
              Growth Fund - Class A                               $ 3,300,790
    47,393  AllianceBernstein International Value
              Fund - Class A                                        1,008,057
    62,483  BlackRock International Opportunities
              Portfolio - Service Class                             2,660,516
    85,847  Columbia Acorn Select Fund - Class Z                    2,122,994
   110,112  Excelsior International Fund                            1,900,530
    45,050  iShares MSCI EAFE Index Fund                            3,064,752
    11,400  iShares MSCI EMU Index Fund                             1,037,970
    73,858  Julius Baer International Equity Fund - Class A         3,126,411
    71,066  Laudus International MarketMasters
              Fund - Investor Class                                 1,473,192
     3,600  Midcap SPDR Trust                                         528,156
    70,326  Neuberger Berman International Fund - Investor Class    1,810,182
   297,592  Pennsylvania Mutual Fund - Investor Class               3,615,746
   189,651  Rydex Series Trust Sector Rotation
              Fund - Class H*<F10>                                  2,730,975
   143,281  Thornburg Core Growth Fund - Institutional Class        2,391,363
    66,839  Thornburg International Value Fund - Class A            1,799,296
                                                                  -----------
                TOTAL CLASS 3 FUNDS
                  (Cost $27,624,636)                               32,570,930
                                                                  -----------
            CLASS 4 FUNDS: 47.5%^<F11>
   356,033  Calamos Global Growth & Income Fund - Class A           3,667,141
   155,593  Fidelity Balanced Fund                                  3,083,855
    46,408  Fidelity International Discovery Fund                   1,684,609
    37,699  Fidelity Real Estate Investment Portfolio               1,285,143
    39,187  Fidelity Utilities Fund                                   616,812
    43,979  Greenspring Fund                                        1,034,830
    27,876  Heartland Value Plus Fund                                 784,145
    39,650  iShares Cohen & Steers Realty Majors Index Fund         3,275,090
    29,500  iShares Dow Jones US Real Estate Index Fund             2,097,450
   168,804  Leuthold Core Investment Fund                           3,065,475
   191,716  Matthews Asian Growth & Income Fund                     3,698,197
   187,370  Old Mutual Heitman Reit Fund - Class Z                  2,591,333
   320,150  Value Line Income & Growth Fund                         2,842,935
                                                                  -----------
                TOTAL CLASS 4 FUNDS
                  (Cost $27,824,524)                               29,727,015
                                                                  -----------
                TOTAL INVESTMENT COMPANIES
                  (Cost $55,449,160)                               62,297,945
                                                                  -----------
            SHORT-TERM INVESTMENT: 0.7%
   444,595  Fidelity Institutional Money Market Portfolio             444,595
                                                                  -----------
                TOTAL SHORT-TERM INVESTMENT
                  (Cost $444,595)                                     444,595
                                                                  -----------
            TOTAL INVESTMENTS: 100.2%
              (Cost $55,893,755)                                   62,742,540
            Liabilities in Excess of Other Assets: (0.2)%            (142,705)
                                                                  -----------
            NET ASSETS: 100.0%                                    $62,599,835
                                                                  -----------
                                                                  -----------

*<F10>    Non-income producing.
^<F11>    For a description of Fund Classes, please refer to page 6.

See accompanying Notes to Financial Statements.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2006 (UNAUDITED)

   SHARES                                                            VALUE
   ------                                                            -----
            INVESTMENT COMPANIES: 99.5%
            CLASS 4 FUNDS: 27.3%^<F12>
   125,906  Buffalo Balanced Fund                                 $ 1,381,195
   106,581  Fidelity Real Estate Income Fund                        1,254,458
   112,101  Gateway Fund                                            2,929,212
   147,269  Matthews Asian Growth & Income Fund                     2,840,813
   182,134  Merger Fund                                             2,786,644
    89,646  Permanent Portfolio                                     2,845,351
                                                                  -----------
                TOTAL CLASS 4 FUNDS
                  (Cost $13,055,800)                               14,037,673
                                                                  -----------
            CLASS 5 FUNDS: 72.2%^<F12>
    34,271  Columbia Income Fund - Class Z                            327,293
   431,511 Eaton Vance Floating-Rate Fund - Institutional Class 4,271,961 192,462 Eaton Vance Floating-Rate & High
              Income Fund - Advisor Class                           1,870,727
   320,190  Eaton Vance Strategic Income Fund - Class A             2,545,508
   351,994  Fidelity Capital & Income Fund                          3,016,586
    47,051  Fidelity Floating Rate High Income Fund                   469,101
   708,556  John Hancock High-Yield Fund - Class A                  3,734,091
   237,236  Loomis Sayles Bond Fund - Institutional Class           3,309,437
   553,535  MainStay High-Yield Corporate Bond Fund - Class A       3,470,663
   309,343  Oppenheimer International Bond Fund - Class A           1,840,593
   534,700  Oppenheimer Strategic Income Fund - Class A             2,256,433
   135,240  PIMCO Emerging Markets Bond Fund - Class D              1,502,515
    99,333  PIMCO Foreign Bond Fund U.S. Dollar - Class D           1,018,164
         1  PIMCO Total Return Fund - Class D                               9
   363,239  Pioneer High Yield Fund - Class A                       4,017,427
   173,659  Pioneer Strategic Income Fund - Class A                 1,785,211
   146,729  Western Asset Core Plus Bond
              Portfolio - Institutional Class                       1,611,088
                                                                  -----------
                TOTAL CLASS 5 FUNDS
                  (Cost $36,811,682)                               37,046,807
                                                                  -----------
                TOTAL INVESTMENT COMPANIES
                  (Cost $49,867,482)                               51,084,480
                                                                  -----------
            SHORT-TERM INVESTMENT: 0.3%
   173,677  Fidelity Institutional Money Market Portfolio             173,677
                                                                  -----------
                TOTAL SHORT-TERM INVESTMENT
                  (Cost $173,677)                                     173,677
                                                                  -----------
            TOTAL INVESTMENTS: 99.8%
              (Cost $50,041,159)                                   51,258,157
            Other Assets in Excess of Liabilities: 0.2%                97,217
                                                                  -----------
            NET ASSETS: 100.0%                                    $51,355,374
                                                                  -----------
                                                                  -----------

^<F12>    For a description of Fund Classes, please refer to page 6.

See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2006 (UNAUDITED)


                                                                                         FUNDX                  FUNDX AGGRESSIVE
                                                                                     UPGRADER FUND               UPGRADER FUND
                                                                                     -------------               -------------
ASSETS
  Investments in securities, at value
    (identified cost $448,953,309, $148,394,802, respectively) (Note 2)                 $533,846,946               $175,544,151
  Receivables:
     Investment securities sold                                                            2,000,000                    844,799
     Fund shares sold                                                                      2,363,112                  2,446,691
     Dividends and interest                                                                   11,600                      3,094
  Prepaid expenses                                                                            35,323                     25,095
                                                                                        ------------               ------------
       Total assets                                                                      538,256,981                178,863,830
                                                                                        ------------               ------------
LIABILITIES
  Payables:
     Investment securities purchased                                                       4,926,173                  2,035,172
     Fund shares redeemed                                                                     22,046                     14,135
     Advisory fees                                                                           421,304                    138,102
     Administration fees                                                                      50,615                     16,910
     Custody fees                                                                             13,273                      3,045
     Fund accounting fees                                                                     26,119                     10,973
     Transfer agent fees                                                                      60,008                     11,808
     Chief compliance officer fees                                                               450                        450
  Other accrued expenses                                                                      37,806                     17,229
                                                                                        ------------               ------------
       Total liabilities                                                                   5,557,794                  2,247,824
                                                                                        ------------               ------------
NET ASSETS                                                                              $532,699,187               $176,616,006
                                                                                        ------------               ------------
                                                                                        ------------               ------------

  Net assets applicable to shares outstanding                                           $532,699,187               $176,616,006
  Shares outstanding; unlimited number of
    shares authorized without par value                                                   13,021,027                  3,871,357
  Net asset value, offering and redemption price per share                              $      40.91               $      45.62
                                                                                        ------------               ------------
                                                                                        ------------               ------------
COMPONENTS OF NET ASSETS
  Paid-in capital                                                                       $420,912,316               $144,052,195
  Accumulated net investment loss                                                           (112,969)                  (343,969)
  Accumulated net realized gain on investments                                            27,006,203                  5,758,431
  Net unrealized appreciation on investments                                              84,893,637                 27,149,349
                                                                                        ------------               ------------
       Net assets                                                                       $532,699,187               $176,616,006
                                                                                        ------------               ------------
                                                                                        ------------               ------------


See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2006 (UNAUDITED)



                                                                                   FUNDX CONSERVATIVE           FUNDX FLEXIBLE
                                                                                      UPGRADER FUND              INCOME FUND
                                                                                      -------------              -----------
ASSETS
  Investments in securities, at value
    (identified cost $55,893,755 and 50,041,159, respectively) (Note 2)                  $62,742,540                $51,258,157
  Receivables:
     Investment securities sold                                                              565,837                    300,000
     Fund shares sold                                                                        124,410                    256,867
     Dividends and interest                                                                    1,706                    148,808
  Prepaid expenses                                                                            19,055                     21,274
                                                                                         -----------                -----------
       Total assets                                                                       63,453,548                 51,985,106
                                                                                         -----------                -----------
LIABILITIES
  Payables:
     Investment securities purchased                                                         732,029                    548,956
     Fund shares redeemed                                                                      6,599                     14,122
     Advisory fees                                                                            67,115                     24,918
     Administration fees                                                                       6,380                      5,392
     Custody fees                                                                              4,013                      2,905
     Fund accounting fees                                                                     10,741                     10,702
     Transfer agent fees                                                                      14,333                     11,085
     Chief compliance officer fees                                                               450                        450
  Other accrued expenses                                                                      12,053                     11,202
                                                                                         -----------                -----------
       Total liabilities                                                                     853,713                    629,732
                                                                                         -----------                -----------
NET ASSETS                                                                               $62,599,835                $51,355,374
                                                                                         -----------                -----------
                                                                                         -----------                -----------

  Net assets applicable to shares outstanding                                            $62,599,835                $51,355,374
  Shares outstanding; unlimited number of
    shares authorized without par value                                                    1,795,581                  1,784,928
  Net asset value, offering and redemption price per share                               $     34.86                $     28.77
                                                                                         -----------                -----------
                                                                                         -----------                -----------
COMPONENTS OF NET ASSETS
  Paid-in capital                                                                        $53,480,658                $49,963,464
  Undistributed (accumulated) net investment income (loss)                                   (95,816)                   527,723
  Accumulated net realized gain (loss) on investments                                      2,366,208                   (352,811)
  Net unrealized appreciation on investments                                               6,848,785                  1,216,998
                                                                                         -----------                -----------
       Net assets                                                                        $62,599,835                $51,355,374
                                                                                         -----------                -----------
                                                                                         -----------                -----------


See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)



                                                                                          FUNDX                 FUNDX AGGRESSIVE
                                                                                      UPGRADER FUND              UPGRADER FUND
                                                                                      -------------              -------------
INVESTMENT INCOME
  Dividends                                                                              $ 4,080,227                $ 1,400,795
  Interest                                                                                    53,551                     22,997
                                                                                         -----------                -----------
     Total investment income                                                               4,133,778                  1,423,792
                                                                                         -----------                -----------
EXPENSES (NOTE 3)
  Advisory fees                                                                            2,170,160                    614,403
  Transfer agent fees                                                                        171,005                     42,484
  Administration fees                                                                        132,731                     38,107
  Fund accounting fees                                                                        42,073                     16,100
  Interest expense (Note 6)                                                                   34,036                      7,630
  Registration fees                                                                           30,915                     15,790
  Custody fees                                                                                30,209                      8,578
  Reports to shareholders                                                                     11,465                      4,255
  Trustee fees                                                                                 8,621                      4,173
  Audit fees                                                                                   8,431                      8,431
  Miscellaneous                                                                                7,183                      3,467
  Legal fees                                                                                   4,375                      4,375
  Insurance expense                                                                            3,888                      1,237
  Chief compliance officer fees                                                                  900                        900
                                                                                         -----------                -----------
     Total expenses                                                                        2,655,992                    769,930
     Plus: prior year fees waived subject to recoupment                                           --                     50,335
                                                                                         -----------                -----------
     Net expenses                                                                          2,655,992                    820,265
                                                                                         -----------                -----------
       NET INVESTMENT INCOME                                                               1,477,786                    603,527
                                                                                         -----------                -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                                        21,302,026                  4,409,239
  Capital gain distributions from regulated investment companies                           5,892,194                  1,433,079
  Change in net unrealized appreciation on investments                                    55,624,417                 19,258,094
                                                                                         -----------                -----------
     Net realized and unrealized gain on investments                                      82,818,637                 25,100,412
                                                                                         -----------                -----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $84,296,423                $25,703,939
                                                                                         -----------                -----------
                                                                                         -----------                -----------


See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)



                                                                                      FUNDX CONSERVATIVE          FUNDX FLEXIBLE
                                                                                        UPGRADER FUND              INCOME FUND
                                                                                        -------------              ------------
INVESTMENT INCOME
  Dividends                                                                               $  728,991                 $1,364,228
  Interest                                                                                     5,539                      3,489
                                                                                          ----------                 ----------
     Total investment income                                                                 734,530                  1,367,717
                                                                                          ----------                 ----------
EXPENSES (NOTE 3)
  Advisory fees                                                                              257,536                    150,007
  Transfer agent fees                                                                         29,962                     27,082
  Administration fees                                                                         15,985                     13,308
  Fund accounting fees                                                                        15,922                     15,899
  Audit fees                                                                                   8,431                      8,431
  Registration fees                                                                            7,164                      6,936
  Custody fees                                                                                 5,922                      4,626
  Legal fees                                                                                   4,376                      4,375
  Trustee fees                                                                                 3,786                      3,762
  Miscellaneous                                                                                3,166                      2,999
  Reports to shareholders                                                                      3,124                      2,631
  Interest expense (Note 6)                                                                    2,845                        651
  Chief compliance officer fees                                                                  900                        900
  Insurance expense                                                                              884                        884
                                                                                          ----------                 ----------
     Total expenses                                                                          360,003                    242,491
     Plus: prior year fees waived subject to recoupment                                       26,302                         --
     Less: fees waived                                                                            --                    (30,338)
                                                                                          ----------                 ----------
     Net expenses                                                                            386,305                    212,153
                                                                                          ----------                 ----------
       NET INVESTMENT INCOME                                                                 348,225                  1,155,564
                                                                                          ----------                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                                                  1,720,816                   (209,741)
  Capital gain distributions from regulated investment companies                             650,861                    180,534
  Change in net unrealized appreciation on investments                                     4,204,290                  1,163,913
                                                                                          ----------                 ----------
     Net realized and unrealized gain on investments                                       6,575,967                  1,134,706
                                                                                          ----------                 ----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $6,924,192                 $2,290,270
                                                                                          ----------                 ----------
                                                                                          ----------                 ----------

See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    SIX MONTHS ENDED
                                                                                     APRIL 30, 2006                 YEAR ENDED
                                                                                       (UNAUDITED)               OCTOBER 31, 2005
                                                                                       -----------               ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                                                 $  1,477,786               $  2,413,641
  Net realized gain on investments                                                        21,302,026                 14,723,338
  Capital gain distributions from regulated investment companies                           5,892,194                  6,591,009
  Change in net unrealized appreciation on investments                                    55,624,417                 14,451,366
                                                                                        ------------               ------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 84,296,423                 38,179,354
                                                                                        ------------               ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                              (1,733,092)                (2,271,304)
  From net realized gain                                                                 (21,325,287)                (3,244,940)
                                                                                        ------------               ------------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                 (23,058,379)                (5,516,244)
                                                                                        ------------               ------------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)<F13>(b)<F14>                                    132,733,435                 77,374,460
                                                                                        ------------               ------------
     TOTAL INCREASE IN NET ASSETS                                                        193,971,479                110,037,570
                                                                                        ------------               ------------
NET ASSETS
  Beginning of period                                                                    338,727,708                228,690,138
                                                                                        ------------               ------------
  END OF PERIOD                                                                         $532,699,187               $338,727,708
                                                                                        ------------               ------------
                                                                                        ------------               ------------
Undistributed (accumulated) net investment income (loss)                                $   (112,969)              $    142,337
                                                                                        ------------               ------------
                                                                                        ------------               ------------


(a)<F13>  Net of redemption fees of $28,090 and $54,655, respectively.
(b)<F14>  Summary of capital share transactions is as follows:


                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2006                            YEAR ENDED
                                                                (UNAUDITED)                           OCTOBER 31, 2005
                                                      -------------------------------         -------------------------------
                                                      SHARES          PAID-IN CAPITAL         SHARES          PAID-IN CAPITAL
                                                      ------          --------------          ------          ---------------
Shares sold                                          5,376,216         $205,068,603         6,512,755          $224,703,309
Shares issued in reinvestment of distributions         607,865           22,436,301           162,687             5,370,292
Shares redeemed (a)<F13>                            (2,472,627)         (94,771,469)       (4,440,377)         (152,699,141)
                                                    ----------         ------------        ----------          ------------
Net increase                                         3,511,454         $132,733,435         2,235,065          $ 77,374,460
                                                    ----------         ------------        ----------          ------------
                                                    ----------         ------------        ----------          ------------


See accompanying Notes to Financial Statements.

FUNDX AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      SIX MONTHS ENDED
                                                                                       APRIL 30, 2006               YEAR ENDED
                                                                                        (UNAUDITED)              OCTOBER 31, 2005
                                                                                        -----------             -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                                                 $    603,527                $   182,717
  Net realized gain on investments                                                         4,409,239                  1,953,980
  Capital gain distributions from regulated investment companies                           1,433,079                  1,044,299
  Change in net unrealized appreciation on investments                                    19,258,094                  5,431,433
                                                                                        ------------                -----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 25,703,939                  8,612,429
                                                                                        ------------                -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                                (947,496)                  (182,717)
  From net realized gain                                                                  (2,851,895)                  (839,948)
                                                                                        ------------                -----------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                  (3,799,391)                (1,022,665)
                                                                                        ------------                -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)<F15>(b)<F16>                                     84,307,198                 22,180,379
                                                                                        ------------                -----------
     TOTAL INCREASE IN NET ASSETS                                                        106,211,746                 29,770,143
                                                                                        ------------                -----------
NET ASSETS
  Beginning of period                                                                     70,404,260                 40,634,117
                                                                                        ------------                -----------
  END OF PERIOD                                                                         $176,616,006                $70,404,260
                                                                                        ------------                -----------
                                                                                        ------------                -----------
Undistributed (accumulated) net investment income (loss)                                $   (343,969)               $        --
                                                                                        ------------                -----------
                                                                                        ------------                -----------



(a)<F15>  Net of redemption fees of $23,842 and $38,801, respectively.
(b)<F16>  Summary of capital share transactions is as follows:



                                                               SIX MONTHS ENDED
                                                                APRIL 30, 2006                           YEAR ENDED
                                                                 (UNAUDITED)                          OCTOBER 31, 2005
                                                         -----------------------------           -----------------------------
                                                         SHARES        PAID-IN CAPITAL           SHARES        PAID-IN CAPITAL
                                                         ------        ---------------           ------        ---------------
Shares sold                                             2,587,120        $108,501,573           1,501,372        $ 54,832,995
Shares issued in reinvestment of distributions             90,580           3,693,834              29,113           1,004,999
Shares redeemed (a)<F15>                                 (654,735)        (27,888,209)           (928,382)        (33,657,615)
                                                       ----------        ------------           ---------        ------------
Net increase                                            2,022,965        $ 84,307,198             602,103        $ 22,180,379
                                                       ----------        ------------           ---------        ------------
                                                       ----------        ------------           ---------        ------------


See accompanying Notes to Financial Statements.

FUNDX CONSERVATIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                   SIX MONTHS ENDED
                                                                                    APRIL 30, 2006                 YEAR ENDED
                                                                                      (UNAUDITED)               OCTOBER 31, 2005
                                                                                      -----------               ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                                                  $   348,225                $   604,886
  Net realized gain on investments                                                         1,720,816                  1,002,678
  Capital gain distributions from regulated investment companies                             650,861                  1,012,674
  Change in net unrealized appreciation on investments                                     4,204,290                    834,238
                                                                                         -----------                -----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  6,924,192                  3,454,476
                                                                                         -----------                -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                                (540,546)                  (508,382)
  From net realized gains                                                                 (2,003,352)                  (693,840)
                                                                                         -----------                -----------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                  (2,543,898)                (1,202,222)
                                                                                         -----------                -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)<F17>(b)<F18>                                     14,376,716                 13,562,744
                                                                                         -----------                -----------
     TOTAL INCREASE IN NET ASSETS                                                         18,757,010                 15,814,998
                                                                                         -----------                -----------
NET ASSETS
  Beginning of period                                                                     43,842,825                 28,027,827
                                                                                         -----------                -----------
  END OF PERIOD                                                                          $62,599,835                $43,842,825
                                                                                         -----------                -----------
                                                                                         -----------                -----------
Undistributed (accumulated) net investment income (loss)                                 $   (95,816)               $    96,504
                                                                                         -----------                -----------
                                                                                         -----------                -----------

(a)<F17>  Net of redemption fees of $3,682 and $2,635, respectively.
(b)<F18>  Summary of capital share transactions is as follows:



                                                           SIX MONTHS ENDED
                                                            APRIL 30, 2006                           YEAR ENDED
                                                              (UNAUDITED)                         OCTOBER 31, 2005
                                                      ---------------------------            ---------------------------
                                                     SHARES       PAID-IN CAPITAL            SHARES       PAID-IN CAPITAL
                                                     ------       ---------------            ------       ---------------
Shares sold                                          616,284         $20,641,032             830,975         $26,201,698
Shares issued in reinvestment of distributions        74,670           2,432,000              38,241           1,182,041
Shares redeemed (a)<F17>                            (260,773)         (8,696,316)           (436,141)        (13,820,995)
                                                    --------         -----------            --------         -----------
Net increase                                         430,181         $14,376,716             433,075         $13,562,744
                                                    --------         -----------            --------         -----------
                                                    --------         -----------            --------         -----------

See accompanying Notes to Financial Statements.

FUNDX FLEXIBLE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     SIX MONTHS ENDED
                                                                                      APRIL 30, 2006                YEAR ENDED
                                                                                        (UNAUDITED)              OCTOBER 31, 2005
                                                                                        ----------               ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                                                  $ 1,155,564                $ 1,268,493
  Net realized loss on investments                                                          (209,741)                  (399,882)
  Capital gain distributions from regulated investment companies                             180,534                    124,489
  Change in net unrealized appreciation on investments                                     1,163,913                   (485,369)
                                                                                         -----------                -----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  2,290,270                    507,731
                                                                                         -----------                -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                              (1,484,200)                  (896,993)
  From net realized gain                                                                          --                    (51,673)
                                                                                         -----------                -----------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                  (1,484,200)                  (948,666)
                                                                                         -----------                -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)<F19>(b)<F20>                                     11,887,011                 16,329,873
                                                                                         -----------                -----------
     TOTAL INCREASE IN NET ASSETS                                                         12,693,081                 15,888,938
                                                                                         -----------                -----------
NET ASSETS
  Beginning of period                                                                     38,662,293                 22,773,355
                                                                                         -----------                -----------
  END OF PERIOD                                                                          $51,355,374                $38,662,293
                                                                                         -----------                -----------
                                                                                         -----------                -----------
Undistributed net investment income                                                      $   527,723                $   856,359
                                                                                         -----------                -----------
                                                                                         -----------                -----------


(a)<F19>  Net of redemption fees of $5,423 and $7,550, respectively.
(b)<F20>  Summary of capital share transactions is as follows:



                                                            SIX MONTHS ENDED
                                                             APRIL 30, 2006                          YEAR ENDED
                                                              (UNAUDITED)                         OCTOBER 31, 2005
                                                     ----------------------------            ----------------------------
                                                     SHARES       PAID-IN CAPITAL            SHARES       PAID-IN CAPITAL
                                                     ------       ---------------            ------       ---------------
Shares sold                                          692,720         $19,644,551             982,659         $27,998,752
Shares issued in reinvestment of distributions        52,336           1,460,182              32,923             930,408
Shares redeemed (a)<F19>                            (324,682)         (9,217,722)           (444,208)        (12,599,287)
                                                    --------         -----------            --------         -----------
Net increase                                         420,374         $11,887,011             571,374         $16,329,873
                                                    --------         -----------            --------         -----------
                                                    --------         -----------            --------         -----------


See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                  SIX MONTHS
                                                    ENDED                    YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2006        -------------------------------------       PERIOD ENDED
                                                 (UNAUDITED)         2005             2004             2003   OCTOBER 31, 2002(1)
                                                                                                                            <F25>
                                                  ----------         ----             ----             ----   -------------------
Net asset value, beginning of period                $35.62          $31.44           $28.51           $22.61         $25.00
                                                    ------          ------           ------           ------         ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(2)<F26>             0.14            0.30            (0.19)           (0.11)         (0.03)
     Net realized and unrealized
       gain (loss) on investments                     7.39            4.58             3.12             6.01          (2.17)
                                                    ------          ------           ------           ------         ------
  Total from investment operations                    7.53            4.88             2.93             5.90          (2.20)
                                                    ------          ------           ------           ------         ------
LESS DISTRIBUTIONS:
     From net investment income                      (0.17)          (0.29)              --               --          (0.19)
     From net realized gain                          (2.07)          (0.42)              --               --             --
                                                    ------          ------           ------           ------         ------
  Total distributions                                (2.24)          (0.71)              --               --          (0.19)
                                                    ------          ------           ------           ------         ------
  Paid-in capital from redemption fees (Note 2)       0.00*<F21>      0.01               --               --             --
                                                    ------          ------           ------           ------         ------
  Net asset value, end of period                    $40.91          $35.62           $31.44           $28.51         $22.61
                                                    ------          ------           ------           ------         ------
                                                    ------          ------           ------           ------         ------
  Total return                                       21.81%+<F24>    15.74%           10.28%**<F22>    26.09%         (8.90%)+<F24>
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)              $532.7          $338.7           $228.7           $137.6         $117.9
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3)<F27>:
     Before fees waived and expenses absorbed         1.22%***<F23>   1.27%            1.31%            1.34%          1.44%***
                                                                                                                            <F23>
     After fees waived and expenses absorbed          1.22%***<F23>   1.27%            1.31%            1.34%          1.44%***
RATIO OF NET INVESTMENT INCOME (LOSS)                                                                                       <F23>
  TO AVERAGE NET ASSETS(3)<F27>:
     Before fees waived and expenses absorbed         0.68%***<F23>   0.84%           (0.73%)          (0.47%)        (0.79%)***
                                                                                                                             <F23>
     After fees waived and expenses absorbed          0.68%***<F23>   0.84%           (0.73%)*<F21>    (0.47%)        (0.79%)***
                                                                                                                             <F23>
  Portfolio turnover rate                               54%+<F24>      129%             139%             223%           208%+<F24>



      *<F21>   Amount is less than $0.01.
     **<F22>   There was no effect on the total return or net investment
               income due to the net increase from payments by affiliates and net loss on the disposal of investments in violation of
               restrictions.
    ***<F23>   Annualized.
      +<F24>   Not Annualized.
    (1)<F25>   Fund commenced operations November 1, 2001.
    (2)<F26>   Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
    (3)<F27>   Does not include expenses of investment companies in which the
               Fund invests.

See accompanying Notes to Financial Statements.

FUNDX AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                  SIX MONTHS
                                                    ENDED                    YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2006       --------------------------------------       PERIOD ENDED
                                                 (UNAUDITED)         2005              2004            2003    OCTOBER 31, 2002(1)
                                                                                                                             <F30>
                                                 -----------         ----              ----            ----    -------------------
Net asset value, beginning of period                $38.09          $32.60           $30.81           $23.23         $25.00
                                                    ------          ------           ------           ------         ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(2)<F31>             0.30            0.18            (0.21)           (0.11)         (0.05)
     Net realized and unrealized
       gain (loss) on investments                     8.79            6.05             2.01             7.69          (1.72)
                                                    ------          ------           ------           ------         ------
  Total from investment operations                    9.09            6.23             1.80             7.58          (1.77)
                                                    ------          ------           ------           ------         ------
LESS DISTRIBUTIONS:
     From net investment income                      (0.39)          (0.31)           (0.01)              --             --
     From net realized gain                          (1.18)          (0.45)              --               --             --
                                                    ------          ------           ------           ------         ------
  Total distributions                                (1.57)          (0.76)           (0.01)              --             --
                                                    ------          ------           ------           ------         ------
  Paid-in capital from redemption fees (Note 2)       0.01            0.02               --               --             --
                                                    ------          ------           ------           ------         ------
  Net asset value, end of period                    $45.62          $38.09           $32.60           $30.81         $23.23
                                                    ------          ------           ------           ------         ------
                                                    ------          ------           ------           ------         ------
  Total return                                       24.39%+<F29>    19.41%            5.85%          32.63%         (7.08%)+<F29>
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)              $176.6           $70.4             $40.6           $20.7           $2.0
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3)<F32>:
     Before fees waived and expenses absorbed         1.25%*<F28>     1.42%             1.51%           2.94%         12.27%*<F28>
     After fees absorbed or recouped                  1.33%*<F28>     1.50%             1.50%           1.50%          1.50%*<F28>
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS(3)<F32>:
     Before fees waived and expenses absorbed         1.06%*<F28>     0.42%            (0.77%)         (2.68%)       (11.74%)*<F28>
     After fees absorbed or recouped                  0.98%*<F28>     0.34%            (0.76%)         (1.24%)        (0.97%)*<F28>
  Portfolio turnover rate                               43%+<F29>      116%              187%            128%           182%+<F29>


    *<F28>     Annualized.
    +<F29>     Not Annualized.
  (1)<F30>     Fund commenced operations July 1, 2002.
  (2)<F31>     Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
  (3)<F32>     Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

FUNDX CONSERVATIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  SIX MONTHS
                                                     ENDED                    YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2006       ---------------------------------------      PERIOD ENDED
                                                  (UNAUDITED)        2005               2004            2003   OCTOBER 31, 2002(1)
                                                                                                                             <F36>
                                                  ----------         ----               ----            ----   -------------------
Net asset value, beginning of period                $32.11           $30.06            $27.34          $22.63         $25.00
                                                    ------           ------            ------          ------         ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(2)<F37>             0.25             0.56             (0.23)          (0.11)         (0.01)
     Net realized and unrealized
       gain (loss) on investments                     4.26             2.65              3.30            4.88          (2.36)
                                                    ------           ------            ------          ------         ------
  Total from investment operations                    4.51             3.21              3.07            4.77          (2.37)
                                                    ------           ------            ------          ------         ------
LESS DISTRIBUTIONS:
     From net investment income                      (0.37)           (0.49)               --           (0.06)            --
     From net realized gain                          (1.39)           (0.67)            (0.35)             --             --
                                                    ------           ------            ------          ------         ------
  Total distributions                                (1.76)           (1.16)            (0.35)          (0.06)            --
                                                    ------           ------            ------          ------         ------
  Paid-in capital from redemption fees (Note 2)       0.00*<F33>       0.00*<F33>          --              --             --
                                                    ------           ------            ------          ------         ------
  Net asset value, end of period                    $34.86           $32.11            $30.06          $27.34         $22.63
                                                    ------           ------            ------          ------         ------
                                                    ------           ------            ------          ------         ------
  Total return                                       14.44%+<F35>     10.84%            11.28%          21.15%         (9.48%)+
                                                                                                                              <F35>
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)               $62.6            $43.8             $28.0           $11.1           $3.4
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3)<F38>:
     Before fees waived and expenses absorbed         1.40%**<F34>     1.48%             1.66%           2.96%          8.75%**
                                                                                                                             <F34>
     After fees absorbed or recouped                  1.50%**<F34>     1.50%             1.50%           1.50%          1.50%**
RATIO OF NET INVESTMENT INCOME (LOSS)                                                                                        <F34>
  TO AVERAGE NET ASSETS(3)<F38>:
     Before fees waived and expenses absorbed         1.45%**<F34>     1.59%            (1.10%)         (2.23%)        (7.48%)**
                                                                                                                              <F34>
     After fees absorbed or recouped                  1.35%**<F34>     1.57%            (0.94%)         (0.77%)        (0.23%)**
                                                                                                                              <F34>
  Portfolio turnover rate                               59%+<F35>       107%              130%            198%           114%+
                                                                                                                             <F35>

    *<F33>     Amount is less than $0.01.
   **<F34>     Annualized.
    +<F35>     Not Annualized.
  (1)<F36>     Fund commenced operations July 1, 2002.
  (2)<F37>     Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
  (3)<F38>     Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

FUNDX FLEXIBLE INCOME FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  SIX MONTHS
                                                     ENDED                    YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2006       ---------------------------------------       PERIOD ENDED
                                                  (UNAUDITED)        2005               2004            2003   OCTOBER 31, 2002(1)
                                                                                                                             <F42>
                                                  ----------         ----               ----            ----   -------------------
Net asset value, beginning of period                $28.33          $28.71             $27.97          $24.89         $25.00
                                                    ------          ------             ------          ------         ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)<F43>                    0.76            1.10               0.87            0.89           0.07
     Net realized and unrealized
       gain (loss) on investments                     0.77           (0.34)              0.79            2.71          (0.18)
                                                    ------          ------             ------          ------         ------
  Total from investment operations                    1.53            0.76               1.66            3.60          (0.11)
                                                    ------          ------             ------          ------         ------
LESS DISTRIBUTIONS:
     From net investment income                      (1.09)          (1.09)             (0.70)          (0.52)            --
     From net realized gain                            --            (0.06)             (0.22)             --             --
                                                    ------          ------             ------          ------         ------
  Total distributions                                (1.09)          (1.15)             (0.92)          (0.52)            --
                                                    ------          ------             ------          ------         ------
  Paid-in capital from redemption fees (Note 2)       0.00*<F39>      0.01                 --              --             --
                                                    ------          ------             ------          ------         ------
  Net asset value, end of period                    $28.77          $28.33             $28.71          $27.97         $24.89
                                                    ------          ------             ------          ------         ------
                                                    ------          ------             ------          ------         ------
  Total return                                        5.53%+<F41>     2.70%              6.02%          14.69%         (0.44%)+
RATIOS/SUPPLEMENTAL DATA:                                                                                                     <F41>
  Net assets, end of period (millions)               $51.4           $38.7              $22.8            $9.5           $3.6
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3)<F44>:
     Before fees waived and expenses absorbed         1.13%**<F40>    1.27%              1.45%           2.60%          8.44%**
                                                                                                                             <F40>
     After fees waived and expenses absorbed          0.99%**<F40>    0.99%              0.99%           0.99%          0.99%**
RATIO OF NET INVESTMENT INCOME (LOSS)                                                                                        <F40>
  TO AVERAGE NET ASSETS(3)<F44>:
     Before fees waived and expenses absorbed         5.25%**<F40>    4.08%              2.90%           2.23%         (5.93%)**
                                                                                                                              <F40>
     After fees waived and expenses absorbed          5.39%**<F40>    4.36%              3.36%           3.84%          1.52%**
                                                                                                                             <F40>
  Portfolio turnover rate                               17%+<F41>       83%               192%            173%           135%+
                                                                                                                             <F41>


    *<F39>     Amount is less than $0.01.
   **<F40>     Annualized.
    +<F41>     Not Annualized.
  (1)<F42>     Fund commenced operations July 1, 2002.
  (2)<F43>     Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
  (3)<F44>     Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS AT APRIL 30, 2006 (UNAUDITED)

NOTE 1 - ORGANIZATION

  FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund and FundX Flexible Income Fund (the "Funds") are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.

  The FundX Upgrader Fund ("Upgrader Fund") commenced operations on November 1, 2001. The FundX Aggressive Upgrader Fund ("Aggressive Fund"), FundX Conservative Upgrader Fund ("Conservative Fund") and FundX Flexible Income Fund ("Flexible Income Fund") commenced operations on July 1, 2002.

  The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Securities Valuation. The assets of the Funds consist primarily of shares of underlying mutual funds, which are valued at their respective net asset values. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on NASDAQ shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Securities for which quotations are not readily available are fair valued as determined in good faith by the Board of Trustees. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund's Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At April 30, 2006, the Funds did not hold fair valued securities. Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

B. Federal Income Taxes. The Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

     Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. At October 31, 2005, the FundX Flexible Income Fund had a capital loss carryforward available for federal income tax purposes of $292,536, which expires in 2013, to offset future gains.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than one month. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  DAL Investment Company, LLC (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% for the Upgrader Fund, the Aggressive Fund, and the Conservative Fund and 0.70% for the Flexible Income Fund based upon the average daily net assets of each Fund. For the six months ended April 30, 2006, the Upgrader Fund, the Aggressive Fund, the Conservative Fund and the Flexible Income Fund incurred $2,170,160, $614,403, $257,536, and $150,007 in advisory fees, respectively.

  The Advisor has contractually agreed to limit the Funds' total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses so that their ratio of expenses to average net assets will not exceed the following:

     FundX Upgrader Fund                   1.50%
     FundX Aggressive Upgrader Fund        1.50%
     FundX Conservative Upgrader Fund      1.50%
     FundX Flexible Income Fund            0.99%

The contract's term is indefinite and may be terminated only by the Board of Trustees. The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment. For the six months ended April 30, 2006, the Advisor voluntarily waived $30,338 in fees for the Flexible Income Fund.

  At April 30, 2006, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Conservative Fund and the Flexible Income Fund that may be recouped was $81,760, and $294,877, respectively. The Advisor may recapture portions of the above amounts no later than the dates as stated below:


                                                                                 OCTOBER 31
                                                      ----------------------------------------------------------------
                                                      2006                2007                2008                2009
                                                      ----                ----                ----                ----
FundX Conservative Upgrader Fund                     (47,087)            (34,673)                 --                  --
FundX Flexible Income Fund                           (95,227)            (88,007)            (81,305)            (30,338)



  For the six months ended April 30, 2006, fees of $50,335 and $26,302 waived by the Advisor in 2003 were recouped from the Aggressive Fund and the Conservative Fund, respectively.

  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds' Administrator ("Administrator") and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

     Under $36 million        $36,000
     $36 to $150 million      0.10% of average daily net assets
     Over $150 million        0.05% of average daily net assets

For the six months ended April 30, 2006, the Upgrader Fund, the Aggressive Fund, the Conservative Fund and the Flexible Income Fund incurred $132,731, $38,107, $15,985, and $13,308 in administration fees, respectively. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.

  Quasar Distributors, LLC (the "Distributor") serves as principal underwriter for shares of the Funds, and acts as each Fund's Distributor in a continuous public offering of each Fund's shares. U.S. Bank, N.A. serves as the Funds' custodian (the "Custodian"). Both the Distributor and Custodian are both affiliates of the Administrator.

  For the six months ended April 30, 2006, the Upgrader Fund, the Aggressive Fund, the Conservative Fund and the Flexible Income Fund were each allocated $900 of the Trust's Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended April 30, 2006 are as follows:

                                          PURCHASES            SALES
                                          ---------            -----
   FundX Upgrader Fund                  $352,941,123       $236,195,534
   FundX Aggressive Upgrader Fund        133,918,601         51,917,664
   FundX Conservative Upgrader Fund       43,415,762         30,709,324
   FundX Flexible Income Fund             18,739,083          7,188,583

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

  The tax character of distributions paid during 2006 and 2005 for the Upgrader Fund was as follows:

                                            2006                2005
                                            ----                ----
   Distributions paid from:
     Ordinary income                     $ 1,733,092         $2,271,304
     Long-term capital gain               21,325,287          3,245,054

  The tax character of distributions paid during 2006 and 2005 for the Aggressive Fund was as follows:

                                              2006                2005
                                              ----                ----
   Distributions paid from:
     Ordinary income                      $  947,496            $411,086
     Long-term capital gain                2,851,895             611,579

  The tax character of distributions paid during 2006 and 2005 for the Conservative Fund was as follows:

                                              2006                2005
                                              ----                ----
   Distributions paid from:
     Ordinary income                      $  540,546            $508,382
     Long-term capital gain                2,003,352             693,840

  The tax character of distributions paid during 2006 and 2005 for the Flexible Income Fund was as follows:

                                             2006                 2005
                                             ----                 ----
   Distributions paid from:
     Ordinary income                      $1,484,200            $896,993
     Long-term capital gain                       --              51,673

  As of October 31, 2005, components of distributable earnings on a tax basis were as follows:



                                                                       FUNDX               FUNDX               FUNDX
                                                   FUNDX             AGGRESSIVE         CONSERVATIVE          FLEXIBLE
                                                  UPGRADER            UPGRADER            UPGRADER             INCOME
                                                    FUND                FUND                FUND                FUND
                                                    ----                ----                ----                ----
Cost of investments                             $313,297,161         $65,860,274         $41,113,943         $38,644,500
                                                ------------         -----------         -----------         -----------
                                                ------------         -----------         -----------         -----------
Gross tax unrealized  appreciation                29,075,599           7,803,878           2,637,765              22,017
Gross tax unrealized depreciation                         --                  --                  --                  --
                                                ------------         -----------         -----------         -----------
Net tax unrealized appreciation                   29,075,599           7,803,878           2,637,765              22,017
                                                ------------         -----------         -----------         -----------
                                                ------------         -----------         -----------         -----------
Undistributed ordinary income                      4,554,813             774,488             712,154             856,359
Undistributed long-term capital
  gain/capital loss carryforward                  16,918,415           2,080,897           1,388,964            (292,523)
                                                ------------         -----------         -----------         -----------
Total distributable earnings                      21,473,228           2,855,385           2,101,118             563,823
                                                ------------         -----------         -----------         -----------
                                                ------------         -----------         -----------         -----------
Total accumulated earnings/(losses)             $ 50,548,827         $10,659,263         $ 4,738,883         $   585,840
                                                ------------         -----------         -----------         -----------
                                                ------------         -----------         -----------         -----------


  Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

NOTE 6 - CREDIT FACILITY

  U.S. Bank, N.A. (the "Bank") has made available to the Upgrader Fund, the Aggressive Fund, the Conservative Fund and the Flexible Income Fund a credit facility pursuant to four separate Loan and Security Agreements for each of the above mentioned Funds for the purpose of purchasing portfolio securities. For the period November 1, 2005 through April 30, 2006, the average interest rate on the outstanding principal amount of the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund was 7.48%, 7.59%, 7.28% and 7.23%, respectively. Advances are not collateralized by a first lien against the Funds' assets. During the period November 1, 2005 through April 30, 2006, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund had outstanding average daily balances of $895,120, $197,677, $67,124 and $18,396, respectively. The maximum amounts outstanding for the current lending agreement during that period were $16,059,500, $5,973,500, $1,391,000 and $973,000 for the
Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively. Interest expense amounted to $34,039 for the Upgrader Fund, $7,630 for the Aggressive Fund, $2,441 for the Conservative Fund and $651 for the Flexible Income Fund for the period November 1, 2005 through April 30, 2006. At April 30, 2006, there were no loan payable balances for any of the Funds.

FUNDX UPGRADER FUNDS

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

  A description of the policies and procedures that the FundX Upgrader Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds' website at www.fundx.com. Furthermore, you can obtain the
                                -------------
description on the SEC's website at www.sec.gov.
                                    -----------

  Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds' proxy voting records on the SEC's website at www.sec.gov.
                                                    -----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

  The FundX Upgrader Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling toll-free at
(866) 455-FUND [3863]. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov. The Funds' schedules of portfolio holdings are posted
           -----------
on their website at www.fundx.com ten business days after calendar quarter end.
                    -------------

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee,WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee,WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

                                       Symbol               CUSIP
FundX Upgrader Fund                     FUNDX             742935547
FundX Aggressive Upgrader Fund          HOTFX             742935521
FundX Conservative Upgrader Fund        RELAX             742935513
FundX Flexible Income Fund              INCMX             742935497

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)
                  -----------------------------------------

     By (Signature and Title)*<F45>/s/ Robert M. Slotky
                                   -----------------------------
                                   Robert M. Slotky, President

     Date      June 28, 2006
            --------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F45> /s/ Robert M. Slotky
                                    --------------------------------------
                                    Robert M. Slotky, President

     Date    June 28, 2006
           -------------------

     By (Signature and Title)*<F45> /s/ Eric W. Falkeis
                                    -------------------
                                    Eric W. Falkeis, Treasurer

     Date    July 7, 2006
           -------------------

*<F45> Print the name and title of each signing officer under his or her signature.